Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Inventories	2022 2021 Product purchased for resale 5,885 4,889 Finished products 612 410 Intermediate products 184 206 Raw materials 425 337 Materials and supplies 526 486 7,632 6,328